Related Party Transactions and Party-in-interest Transactions (Details) - EBP 001 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Stock held investment net loss	$ 2,076,000
Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Plan purchased	474,000	$ 575,000
Plan sold	$ 474,000	$ 575,000
Number of shares held	54,713	55,233
Common Stock | EBP, Trustee
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Plan purchased	$ 3,502,131	$ 2,976,800